Taxes and contributions (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of current assets

	December 31, 2023	December 31, 2022
Recoverable taxes
Income tax and social contribution	462,642	206,517
Withholding income tax (IRRF) on financial investments	29,955	33,283
Other federal taxes	2,050	3,106
Total	494,647	242,906

Schedule of current liabilities

	December 31, 2023	December 31, 2022
Taxes and contributions payable
Income tax and social contribution	205,964	-
Cofins and Pasep	141,703	134,624
INSS (social security contribution)	44,556	44,515
IRRF (withholding income tax)	64,770	63,361
Other	54,979	50,961
Total	511,972	293,461